Investments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Schedule of Joint Ventures and Associates

	Shares in joint ventures	Loans to joint ventures and associates	Total
	$M	$M	$M
At January 1, 2016	2.4	4.8	7.2
Debt funding	—	(1.0)	(1.0)
Transfer from trade receivables	—	3.7	3.7
Share of results	0.5	—	0.5
Exchange difference	(0.2)	(0.2)	(0.4)
At December 31, 2016	2.7	7.3	10.0
Debt funding	—	0.9	0.9
Share of results	0.1	—	0.1
Impairment	—	(2.2)	(2.2)
Exchange difference	0.1	0.3	0.4
At December 31, 2017	2.9	6.3	9.2

At December 31, 2017, the Group had the following joint ventures and associates which affect the profit of the Group. Unless otherwise stated, the Group's joint ventures and associates have share capital which consists solely of ordinary shares and are indirectly held, and the country of incorporation or registration is also their principal place of operation.

Name of company	Country of incorporation	Holding	Proportion of voting rights and shares held	Classification	Nature of business
Dynetek Cylinders India Private Limited	India	Ordinary shares	49%	Joint venture	Engineering
Dynetek Korea Co. Limited	South Korea	Ordinary shares	49%	Joint venture	Engineering
Luxfer Holdings NA, LLC	U.S.	Membership interest	49%	Joint venture	Engineering
Luxfer Uttam India Private Limited	India	Ordinary shares	51%	Joint venture	Engineering
Nikkei-MEL Co. Limited	Japan	Ordinary shares	50%	Joint venture	Distribution
Sub161 Pty Limited	Australia	Ordinary shares	26.4%	Associate	Engineering